Other Operating Expenses - Components Of Other Operating Expenses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Component of Operating Other Cost and Expense [Line Items]
Other operating expenses	$ 159,883	$ 72,098
Operational readiness [Member]
Component of Operating Other Cost and Expense [Line Items]
Other operating expenses	87,178	15,760
Operating segment administration [Member]
Component of Operating Other Cost and Expense [Line Items]
Other operating expenses	51,287	47,252
Corporate social responsibility [Member]
Component of Operating Other Cost and Expense [Line Items]
Other operating expenses	20,145	1,017
Public infrastructure [Member]
Component of Operating Other Cost and Expense [Line Items]
Other operating expenses	$ 1,273	$ 8,069